Note 18 - Stockholders' Equity (Detail) (USD $)	3 Months Ended	12 Months Ended							12 Months Ended		13 Months Ended					1 Months Ended	12 Months Ended		15 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Mar. 31, 2011	Sep. 30, 2011 Investors [Member]	Sep. 30, 2011 Brokers [Member]	Dec. 31, 2012 Common Stock [Member] Series A Preferred Stock [Member]	Sep. 30, 2011 Common Stock [Member] Series A Preferred Stock [Member]	Sep. 30, 2011 Common Stock [Member] Series A Preferred Stock [Member]	Jun. 30, 2010 Series C Shares [Member]	Sep. 30, 2011 Series D Shares [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Sep. 30, 2011 Series A Preferred Stock [Member]	Dec. 21, 2011 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Jul. 12, 2010 Series C Preferred Stock [Member]	Sep. 30, 2012 Series C Preferred Stock [Member]	Sep. 29, 2010 Series D Preferred Stock [Member]	Sep. 30, 2011 Series D Preferred Stock [Member]	Sep. 30, 2012 Series D Preferred Stock [Member]	Sep. 30, 2012 Series E Preferred Stock [Member]	Apr. 30, 2012 Series E Preferred Stock [Member]	Sep. 30, 2012 Mark Goldwasser [Member]	Sep. 30, 2012 Leonard Sokolow [Member]	Sep. 30, 2011 Brokers [Member]	Sep. 30, 2011 EquityStation [Member]
Common Stock, Shares Authorized		150,000,000	150,000,000		150,000,000		150,000,000	50,000,000
Preferred Stock, Shares Authorized		10,000,000					10,000,000	200,000									50,000	50,000		50,000		34,500			100,000	200,000
Proceeds from Issuance of Common Stock (in Dollars)			$ 1,585,000
Stock Issued During Period, Shares, New Issues		1,967,042	3,170,000																		34,167		60,000					126,188	340,854
Payments of Stock Issuance Costs (in Dollars)			169,000
Option Indexed to Issuer's Equity, Contract Reclassification			$530,000
Debt Conversion, Converted Instrument, Warrants or Options Issued			530,000	963,000					3,170,000	200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)			0.50			0.50								0.50	0.50
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars)			1,334,000																				3,000,000	1,334,000
Convertible Preferred Stock, Shares Issued upon Conversion												80	80													100	100,000
Preferred Stock, Redemption Price Per Share (in Dollars per share)													$ 1.25								$ 0.50		$ 0.50
Preferred Stock, Dividend Rate, Percentage																		9.00%
Dividends, Preferred Stock (in Dollars)	93,000	93,000	414,000														93,000	414,000
Preferred Stock, Shares Issued																	46,050	42,957	5,723	0
Preferred Stock, Shares Outstanding																	46,050	42,957		0
Preferred Stock, Amount of Preferred Dividends in Arrears (in Dollars)																			715,000
Conversion of Stock, Shares Converted											4,141,826					51,773
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)																					1,700,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,820,000											3,416,692	6,000,000						3,416,691		6,000,000
Preferred Stock Proceeds Receivable (in Dollars)																							1,334,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																	$ 0.01	$ 0.01		$ 0.01						$ 0.01
Sale of Stock, Price Per Share (in Dollars per share)																										$ 50
Warrants Issued During Period (in Dollars)			3,170,000																											200,000
Class of Warrant or Right, Outstanding		0
Other Ownership Interests, Contributed Capital (in Dollars)																															$ 31,000